Other Intangible Assets (Detail) (USD $)	9 Months Ended
	Dec. 31, 2014	Jan. 31, 2014	Jan. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Beginning Balance	$ 68,400	$ 68,400	$ 0
Intangible assets, Addition	2,093,000
Intangible assets, Ending Balance	2,161,400	68,400	0
Accumulated amortization, Beginning Balance	(8,773)	(5,973)	0
Accumulated amortization, Addition	(240,795)
Accumulated amortization, Ending Balance	(249,568)	(5,973)	0
Total other intangibles, net, Beginning Balance	59,627	62,427	0
Total other intangibles, net, Addition	1,852,205
Total other intangibles, net, Ending Balance	1,911,832	62,427	0
Medicare license
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets, Begining Balance	0
Indefinite Lived Intangible Assets Addition	704,000
Indefinite-Lived Intangible Assets, Ending Balance	704,000
Exclusivity
Finite-Lived Intangible Assets [Line Items]
Weighted-average life (Yrs)	4 years
Intangible assets, Beginning Balance	40,000
Intangible assets, Addition	0
Intangible assets, Ending Balance	40,000
Non-compete
Finite-Lived Intangible Assets [Line Items]
Weighted-average life (Yrs)	4 years
Intangible assets, Beginning Balance	28,400
Intangible assets, Addition	143,000
Intangible assets, Ending Balance	171,400
Payor relationships
Finite-Lived Intangible Assets [Line Items]
Weighted-average life (Yrs)	5 years
Intangible assets, Beginning Balance	0
Intangible assets, Addition	94,000
Intangible assets, Ending Balance	94,000
Network relationships
Finite-Lived Intangible Assets [Line Items]
Weighted-average life (Yrs)	5 years
Intangible assets, Beginning Balance	0
Intangible assets, Addition	910,000
Intangible assets, Ending Balance	910,000
Trade name
Finite-Lived Intangible Assets [Line Items]
Weighted-average life (Yrs)	5 years
Intangible assets, Beginning Balance	0
Intangible assets, Addition	242,000
Intangible assets, Ending Balance	$ 242,000